Note 6 - Prepayment for land use right	12 Months Ended
Dec. 31, 2024
Notes
Note 6 - Prepayment for land use right

Note 6 – Prepayment for land use right

During the year ended December 31, 2024, the Company made a payment of $1,987,685 in connection with the acquisition of a land use right for a parcel of industrial land. As of December 31, 2024 and the date of the issuance of the consolidated financial statements, the land use right certificate application is still in progress, and the formal transfer of the legal title has not yet been completed.